Accounts Payable and Accrued Liabilities	12 Months Ended
Jun. 30, 2015
Accounts Payable and Accrued Liabilities [Text Block]

Note 4 - Accounts Payable and Accrued Liabilities

Accounts Payable and Accrued Liabilities of $7,128 as of June 30, 2015 consists of a refund to customer of $1,324, payment for vendors (hotel) of $592, $5,000 in audit fee and others of $212.